Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 544,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,209.26
Total Offset Amount	0.00
Net Fee	$ 75,209.26
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A